NON-CONTROLLING INTEREST (NCI) (Schedule Of Financial Information For Companies Subsidiaries) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets	$ 2,959,907	$ 2,224,656
Current liabilities	20,018,665	11,659,202
Revenues for the year ended	5,413,594	1,556,742	$ 200,498
Net loss for the year ended	(8,147,268)	(9,131,285)	(9,863,677)
Non-controlling interests [Member]
Net loss for the year ended	(3,170,031)	$ (18,314)	$ (280,127)
Non-controlling interests [Member] | Evolution, TCTS and Mexmaken [Member]
Current assets	3,466,115
Non-current assets	9,463,080
Current liabilities	18,306,038
Non-current liabilities	1,691,801
Revenues for the year ended	2,263,370
Net loss for the year ended	$ (6,225,672)